25. Segments (Tables)	12 Months Ended
Dec. 31, 2017
Segments Tables
Schedule of operating segment

	12/31/2017
	Flight transportation	Smiles loyalty program	Combined information	Eliminations	Total consolidated
Assets
Current	2,389,146	1,901,672	4,290,818	(945,820)	3,344,998
Noncurrent	6,769,399	269,239	7,038,638	(378,888)	6,659,750
Total assets	9,158,545	2,170,911	11,329,456	(1,324,708)	10,004,748

Liabilities
Current	5,508,427	1,096,357	6,604,784	(854,739)	5,750,045
Noncurrent	7,131,078	202,835	7,333,913	(10,264)	7,323,649
Total equity (deficit)	(3,480,960)	871,719	(2,609,241)	(459,705)	(3,068,946)
Total liabilities and equity (deficit)	9,158,545	2,170,911	11,329,456	(1,324,708)	10,004,748

	12/31/2016
	Flight transportation	Smiles loyalty program	Combined information	Eliminations	Total consolidated
Assets
Current	1,426,750	1,413,422	2,840,172	(759,458)	2,080,714
Noncurrent	6,474,404	513,456	6,987,860	(664,219)	6,323,641
Total assets	7,901,154	1,926,878	9,828,032	(1,423,677)	8,404,355

Liabilities
Current	4,767,322	1,061,806	5,829,128	(980,386)	4,848,742
Noncurrent	6,782,835	229,725	7,012,560	(100,196)	6,912,364
Total equity (deficit)	(3,649,003)	635,347	(3,013,656)	(343,095)	(3,356,751)
Total liabilities and equity (deficit)	7,901,154	1,926,878	9,828,032	(1,423,677)	8,404,355

	12/31/2017
	Flight transportation	Smiles loyalty program (d)	Combined information	Eliminations	Total consolidated
Net revenue
Passenger (*)	8,785,938	-	8,785,938	399,867	9,185,805
Cargo and other (*)	768,566	-	768,566	(104,350)	664,216
Mileage revenue (*)	-	1,804,129	1,804,129	(1,078,128)	726,001
Total net revenue	9,554,504	1,804,129	11,358,633	(782,611)	10,576,022

Operating costs and expenses
Salaries	(1,654,388)	(53,723)	(1,708,111)	-	(1,708,111)
Aircraft fuel	(2,887,737)	-	(2,887,737)	-	(2,887,737)
Aircraft rent	(939,744)	-	(939,744)	-	(939,744)
Sales and marketing	(518,025)	(69,917)	(587,942)	(2,872)	(590,814)
Landing fees	(664,170)	-	(664,170)	-	(664,170)
Aircraft, traffic and mileage servicing	(649,126)	(990,685)	(1,639,811)	765,075	(874,736)
Maintenance, materials and repairs	(368,719)	-	(368,719)	-	(368,719)
Depreciation and amortization	(491,806)	(13,619)	(505,425)	-	(505,425)
Passenger service expenses	(437,045)	-	(437,045)	-	(437,045)
Other operating expenses	(591,087)	(26,385)	(617,472)	7,162	(610,310)
Total operating costs and expenses	(9,201,847)	(1,154,329)	(10,356,176)	769,365	(9,586,811)

Equity results	395,245	-	395,245	(394,701)	544
Operating result before financial result, net and income taxes	747,902	649,800	1,397,702	(407,947)	989,755

Financial results
Financial income	184,448	205,431	389,879	(176,433)	213,446
Financial expenses	(1,225,315)	(2,201)	(1,227,516)	177,055	(1,050,461)
Exchange rate variation, net	(78,462)	(3,284)	(81,746)	2	(81,744)
Total financial results	(1,119,329)	199,946	(919,383)	624	(918,759)

Income (loss) before income taxes	(371,427)	849,746	478,319	(407,323)	70,996

Income taxes	390,611	(89,131)	301,480	5,733	307,213
Net income for the year	19,184	760,615	779,799	(401,590)	378,209

Attributable to equity holders of the parent	19,184	401,590	420,774	(401,590)	19,184
Attributable to non-controlling interests of Smiles	-	359,025	359,025	-	359,025

	12/31/2016
	Flight transportation	Smiles loyalty program	Combined information	Eliminations	Total consolidated
Net revenue
Passenger (*)	8,340,545	-	8,340,545	330,897	8,671,442
Cargo and other (*)	729,096	-	729,096	426	729,522
Mileage revenue (*)	-	1,548,109	1,548,109	(1,081,738)	466,371
Total net revenue	9,069,641	1,548,109	10,617,750	(750,415)	9,867,335

Operating costs and expenses
Salaries	(1,615,740)	(41,045)	(1,656,785)	-	(1,656,785)
Aircraft fuel	(2,695,390)	-	(2,695,390)	-	(2,695,390)
Aircraft rent	(996,945)	-	(996,945)	-	(996,945)
Sales and marketing	(494,076)	(61,908)	(555,984)	-	(555,984)
Landing fees	(687,366)	-	(687,366)	-	(687,366)
Aircraft, traffic and mileage servicing	(660,009)	(828,887)	(1,488,896)	735,399	(753,497)
Maintenance, materials and repairs	(593,090)	-	(593,090)	-	(593,090)
Depreciation and amortization	(439,173)	(8,495)	(447,668)	-	(447,668)
Passenger service expenses	(461,837)	-	(461,837)	-	(461,837)
Other operating expenses	(316,766)	(4,197)	(320,963)	15	(320,948)
Total operating costs and expenses	(8,960,392)	(944,532)	(9,904,924)	735,414	(9,169,510)

Equity results	287,134	(2,530)	284,604	(285,884)	(1,280)
Operating result before financial result, net and income taxes	396,383	601,047	997,430	(300,885)	696,545

Financial results
Financial income	395,901	212,758	608,659	(40,155)	568,504
Financial expenses	(1,311,940)	(168)	(1,312,108)	40,544	(1,271,564)
Exchange rate variation, net	1,362,145	5,792	1,367,937	-	1,367,937
Total financial results	446,106	218,382	664,488	389	664,877

Income before income taxes	842,489	819,429	1,661,918	(300,496)	1,361,422

Income taxes	7,130	(271,156)	(264,026)	4,968	(259,058)
Net income for the year	849,619	548,273	1,397,892	(295,528)	1,102,364

Attributable to equity holders of the parent	849,619	295,528	1,145,147	(295,528)	849,619
Attributable to non-controlling interests of Smiles	-	252,745	252,745	-	252,745

	12/31/2015
	Flight transportation	Smiles loyalty program	Combined information	Eliminations	Total consolidated
Net revenue
Passenger (*)	8,294,463	-	8,294,463	288,925	8,583,388
Cargo and other (*)	941,928	47,199	989,127	(19,198)	969,929
Miles revenue (*)	-	1,172,322	1,172,322	(947,632)	224,690
Total net revenue	9,236,391	1,219,521	10,455,912	(677,905)	9,778,007

Operating costs and expenses
Salaries	(1,544,157)	(36,374)	(1,580,531)	-	(1,580,531)
Aircraft fuel	(3,301,368)	-	(3,301,368)	-	(3,301,368)
Aircraft rent	(1,100,086)	-	(1,100,086)	-	(1,100,086)
Sales and marketing	(566,329)	(51,074)	(617,403)	-	(617,403)
Landing fees	(681,378)	-	(681,378)	-	(681,378)
Aircraft, traffic and mileage servicing	(615,792)	(700,200)	(1,315,992)	637,917	(678,075)
Maintenance, materials and repairs	(603,925)	-	(603,925)	-	(603,925)
Depreciation and amortization	(416,856)	(2,835)	(419,691)	-	(419,691)
Passenger service expenses	(481,765)	-	(481,765)	-	(481,765)
Other operating expenses	(485,738)	(13,183)	(498,921)	5,300	(493,621)
Total operating costs and expenses	(9,797,394)	(803,666)	(10,601,060)	643,217	(9,957,843)

Equity results	179,377	(5,932)	173,445	(177,386)	(3,941)
Operating result before financial result, net and income taxes	(381,626)	409,923	28,297	(212,074)	(183,777)

Financial results
Financial income	287,058	156,042	443,100	(110,533)	332,567
Financial expenses	(1,424,321)	(15,104)	(1,439,425)	110,534	(1,328,891)
Exchange rate variation, net	(2,264,750)	(2,248)	(2,266,998)	(1)	(2,266,999)
Total financial results	(3,402,013)	138,690	(3,263,323)	-	(3,263,323)

Income (loss) before income taxes	(3,783,639)	548,613	(3,235,026)	(212,074)	(3,447,100)

Income taxes	(677,244)	(178,691)	(855,935)	11,795	(844,140)
Net income (loss) for the year	(4,460,883)	369,922	(4,090,961)	(200,279)	(4,291,240)

Attributable to equity holders of the parent	(4,460,883)	200,279	(4,260,604)	(200,279)	(4,460,883)
Attributable to non-controlling interests of Smiles	-	169,643	169,643	-	169,643

(*) Eliminations are related to transactions between GLA and Smiles Fidelidade.